LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	11 Months Ended		12 Months Ended
	Apr. 30, 2011	Dec. 21, 2016	Dec. 21, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2014
Related Party Transaction [Line Items]
Research and development				$ 4,865,056	$ 6,493,859
Accounts payable and accrued expenses				43,053	168,726
Stock compensation expense				$ 932,325	827,184
Scientific Advisory Board Agreement [Member]
Related Party Transaction [Line Items]
Stock compensation expense		$ 12,000	$ 32,000
Warrant Tender Offer [Member] | Paul J. Sekhri [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				43,750
Warrants exercised price				$ 21,875
Common stock shares issued				175,000
Warrant Tender Offer [Member] | Kevin G. Sarney [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				8,750
Warrants exercised price				$ 4,375
Common stock shares issued				35,000
Warrant Tender Offer [Member] | Allan P. Rothstein [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				50,000
Warrants exercised price				$ 25,000
Common stock shares issued				200,000
Warrant Tender Offer [Member] | Robert J. Easton [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				120,000
Warrants exercised price				$ 60,000
Common stock shares issued				480,000
Warrant Tender Offer [Member] | Barry Buckland, Ph.D. [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				13,000
Warrants exercised price				$ 6,500
Common stock shares issued				52,000
Warrant Tender Offer [Member] | Robert L. Van Nostrand [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				39,000
Warrants exercised price				$ 19,500
Common stock shares issued				156,000
Barry Buckland PhD [Member] | Scientific Advisory Board Agreement [Member]
Related Party Transaction [Line Items]
Consulting agreement, payment amount						$ 100,000
Mr. Wael Fayad [Member] | Warrant Tender Offer [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares of the common stock issued				74,500
Warrants exercised price				$ 37,250
Common stock shares issued				298,000
Licensing Agreements [Member]
Related Party Transaction [Line Items]
Issuance of common stock - license agreement, shares	66,303
Licensing Agreements [Member] | Harvard [Member]
Related Party Transaction [Line Items]
Payments for reimbursements				$ 21,042	23,637
Licensing Agreements [Member] | Massachusetts Institute Of Technology [Member]
Related Party Transaction [Line Items]
Research and development				40,000	30,000
Royalty and milestone payments, 2016				50,000
Payments for reimbursements				183,359	$ 325,945
Expense recorded				$ 100,000